Mortgage payable (Details)		3 Months Ended		12 Months Ended
	Jul. 10, 2020 USD ($) ft²	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2020 ft²
Debt Instrument [Line Items]
Mortgage loan obtained	$ 3,562,500
Square-foot of building | ft²	77,000				77,000
Costs and fees incurred that are capitalized and recorded as finance costs over the life of the Mortgage	$ 17,194
LIBOR floor	0.25%			0.25%
Interest Costs Capitalized		$ 26,689	$ 0	$ 54,605
Accretion Expense		$ 2,799	$ 0	$ 5,354
LIBOR
Debt Instrument [Line Items]
Spread on variable rate	2.85%
LIBOR floor	0.25%